CONSOLIDATED STATEMENT OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Cash flows from operating activities of continuing operations
Net income before attribution of noncontrolling interests	$ 22,025		$ 11,087		$ 19,467
Net income attributable to noncontrolling interests	73		40		66
Citigroup’s net income	21,952		11,047		19,401
Income (loss) from discontinued operations, net of taxes	7		(20)		(4)
Income from continuing operations—excluding noncontrolling interests	21,945		11,067		19,405
Adjustments to reconcile net income to net cash provided by (used in) operating activities of continuing operations
Net loss on significant disposals	700	[1]	0	[1]	0	[1]
Depreciation and amortization	3,964		3,937		3,905
Deferred income taxes	1,413		(2,333)		(610)
Provision for credit losses on loans and unfunded lending commitments	(3,891)		17,368		8,310
Realized gains from sales of investments	(665)		(1,756)		(1,474)
Impairment losses on investments and other assets	206		165		32
Change in trading account assets	43,059		(98,997)		(20,124)
Change in trading account liabilities	(6,498)		48,133		(24,411)
Change in brokerage receivables net of brokerage payables	1,412		(3,066)		(20,377)
Change in loans HFS	(3,809)		1,202		(909)
Change in other assets	(2,139)		(1,012)		4,724
Change in other liabilities	6,839		558		1,737
Other, net	(1,287)		4,113		16,955
Total adjustments	39,304		(31,688)		(32,242)
Net cash provided by (used in) operating activities of continuing operations	61,249		(20,621)		(12,837)
Cash flows from investing activities of continuing operations
Change in securities borrowed and purchased under agreements to resell	(32,576)		(43,390)		19,362
Change in loans	(1,173)		14,249		(22,466)
Proceeds from sales and securitizations of loans	2,918		1,495		2,878
Purchases of investments	(359,158)		(334,900)		(274,491)
Proceeds from sales of investments	126,728		146,285		137,173
Proceeds from maturities of investments	142,100		124,229		119,051
Capital expenditures on premises and equipment and capitalized software	(4,119)		(3,446)		(5,336)
Proceeds from sales of premises and equipment, subsidiaries and affiliates and repossessed assets	190		50		259
Other, net	185		116		196
Net cash used in investing activities of continuing operations	(124,905)		(95,312)		(23,374)
Cash flows from financing activities of continuing operations
Dividends paid	(5,198)		(5,352)		(5,447)
Issuance of preferred stock	3,300		2,995		1,496
Redemption of preferred stock	(3,785)		(1,500)		(1,980)
Treasury stock acquired	(7,601)		(2,925)		(17,571)
Stock tendered for payment of withholding taxes	(337)		(411)		(364)
Change in securities loaned and sold under agreements to repurchase	(8,240)		33,186		(11,429)
Issuance of long-term debt	70,658		76,458		59,134
Payments and redemptions of long-term debt	(74,950)		(63,402)		(51,029)
Change in deposits	44,966		210,081		57,420
Change in short-term borrowings	(1,541)		(15,535)
Change in short-term borrowings					12,703
Net cash provided by financing activities of continuing operations	17,272		233,595		42,933
Effect of exchange rate changes on cash and due from banks	(1,198)		(1,966)		(908)
Change in cash, due from banks and deposits with banks	(47,582)		115,696		5,814
Cash, due from banks and deposits with banks at beginning of year	309,615		193,919		188,105
Cash, due from banks and deposits with banks at end of year	262,033		309,615		193,919
Cash and due from banks (including segregated cash and other deposits)	27,515		26,349		23,967
Deposits with banks, net of allowance	234,518		283,266		169,952
Cash, due from banks and deposits with banks at end of period	262,033		309,615		193,919
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes	4,028		4,797		4,888
Cash paid during the year for interest	7,143		12,094		27,901
Non-cash investing and financing activities
Decrease in net loans associated with significant disposals reclassified to HFS	9,945	[1],[2]	0	[1],[2]	0	[1],[2]
Transfers to loans HFS (Other assets) from loans	7,414	[1],[2]	2,614	[1],[2]	5,500	[1],[2]
Decrease in long-term debt associated with significant disposals reclassified to HFS	479	[1]	0	[1]	0	[1]
Decrease in deposits associated with significant disposals reclassified to HFS	$ 8,407	[1]	$ 0	[1]	$ 0	[1]

[1]	See Note 2 for further information on significant disposals.
[2]	Operating and finance lease right-of-use assets and lease liabilities represent non-cash investing and financing activities, respectively, and are not included in the non-cash investing activities presented here. See Note 26 for more information and balances.